CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (79)	$ (533)	$ (1,002)
Less: Net income attributable to noncontrolling interest	35	42	41
Net loss attributable to Masco Corporation	(114)	(575)	(1,043)
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	28	(30)	(57)
Unrealized gain (loss) on interest rate swaps, net of income tax of $-, $- and $-, respectively	2	(23)
Unrealized (loss) gain on marketable securities, net of income tax of $-, $- and $-, respectively		(38)	1
Unrecognized pension prior service cost and net loss, net of income tax (benefit) of $(9), $5 and $-, respectively	(45)	(113)	(53)
Other comprehensive loss	(15)	(204)	(109)
Less: Other comprehensive income (loss) attributable to the noncontrolling interest	2	(7)	(16)
Other comprehensive loss attributable to Masco Corporation	(17)	(197)	(93)
Total comprehensive loss	(94)	(737)	(1,111)
Less: Total comprehensive income attributable to noncontrolling interest	37	35	25
Total comprehensive loss attributable to Masco Corporation	$ (131)	$ (772)	$ (1,136)